Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 602,255	$ 808,772	$ 1,914,877
Accounts receivable, net	8,618,943	5,879,165	4,236,240
Marketable securities-available for sale	0	0	840
Inventories	6,169,080	3,463,614	1,968,740
Deferred tax asset	0	0	12,569
Prepaid expenses	62,343	1,967	10,202
Total Current Assets	15,452,621	10,153,518	8,143,468
PROPERTY AND EQUIPMENT, net	2,404,442	2,232,355	1,982,290
TOTAL ASSETS	17,857,063	12,385,873	10,125,758
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	2,405,817	1,499,330	645,215
Accrued liabilities	164,837	189,489	251,137
Deferred income tax liability	134,107	72,857	0
Income taxes payable	969,053	161,550	597,830
Total Current Liabilities	3,673,814	1,923,226	1,494,182
TOTAL LIABILITIES	3,673,814	1,923,226	1,494,182
STOCKHOLDERS' EQUITY
Preferred shares: $0.001 par value, 10,000,000 shares authorized: no shares issued and outstanding	0	0	0
Common shares: $0.001 par value, 100,000,000 shares authorized: 45,390,000, 45,250,000 and 45,000,000 shares issued and outstanding, respectively	45,390	45,250	45,000
Additional paid-in capital	842,888	585,735	74,343
Accumulated other comprehensive income	171,242	371,466	484,692
Retained earnings	13,123,729	9,460,196	8,027,541
Total Stockholders' Equity	14,183,249	10,462,647	8,631,576
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 17,857,063	$ 12,385,873	$ 10,125,758